Disclosure of Assets Subject to Reversion (Details) - Venetian Macau Limited [Member] $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment subject to reversion	$ 753
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment subject to reversion	1,683
Cost [member] | Buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment subject to reversion	1,264
Cost [member] | Furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment subject to reversion	419
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment subject to reversion	$ (930)